Investment Objectives and Goals - AB Multisector Income ETF	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Multisector Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a combination of high current income and capital appreciation.